Accounts receivable, net	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts receivable, net

	2011	2010
	US$’000	US$’000

Accounts receivable	3,900	3,823
Less: Allowance for doubtful debts	(156)	(149)
	3,744	3,674

As of December 31, 2011, accounts receivable in the form of bills receivable under letters of credit through banks amounted to approximately US$Nil (2010: US$16,000).